Schedule of Fair Value Assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Private Placement Common Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants term	0 years	2 years 9 months
Private Placement Common Stock Warrant [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Dividend rate		208.80
Private Placement Common Stock Warrant [Member] | Measurement Input Expected Volatility [Member]
Class of Warrant or Right [Line Items]
Dividend rate		1.050
Private Placement Common Stock Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Dividend rate		0.041
Private Placement Common Stock Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Dividend rate
2022 Private Placement Warrants and 2023 Placement Agent Warrants [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Dividend rate	10.20	210.00
2022 Private Placement Warrants and 2023 Placement Agent Warrants [Member] | Measurement Input Expected Volatility [Member]
Class of Warrant or Right [Line Items]
Dividend rate	1.399	1.083
2022 Private Placement Warrants and 2023 Placement Agent Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Dividend rate	0.043
2022 Private Placement Warrants and 2023 Placement Agent Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Dividend rate
2022 Private Warrant, RDO Warrants, Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants term	4 years
2022 Private Warrant, RDO Warrants, Placement Agent Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants term		5 years
2022 Private Warrant, RDO Warrants, Placement Agent Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants term		10 years 6 months 25 days
2024 Private Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants term	4 months 13 days
2024 Private Warrants [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Dividend rate	10.20
2024 Private Warrants [Member] | Measurement Input Expected Volatility [Member]
Class of Warrant or Right [Line Items]
Dividend rate	1.916
2024 Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Dividend rate	0.042
2024 Private Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Dividend rate
Bepo Warrants and Bepo Agent Warrant Liabilities [Member]
Class of Warrant or Right [Line Items]
Warrants term	4 years 3 months 10 days
Bepo Warrants and Bepo Agent Warrant Liabilities [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Dividend rate	10.20
Bepo Warrants and Bepo Agent Warrant Liabilities [Member] | Measurement Input Expected Volatility [Member]
Class of Warrant or Right [Line Items]
Dividend rate	1.399
Bepo Warrants and Bepo Agent Warrant Liabilities [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Dividend rate	0.044
Bepo Warrants and Bepo Agent Warrant Liabilities [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Dividend rate
August Inducement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants term	4 years 7 months 13 days
August Inducement Warrants [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Dividend rate	10.20
August Inducement Warrants [Member] | Measurement Input Expected Volatility [Member]
Class of Warrant or Right [Line Items]
Dividend rate	1.399
August Inducement Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Dividend rate	0.044
August Inducement Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Dividend rate
July 2024 Private Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants term	4 years 6 months
July 2024 Private Warrants [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Dividend rate	10.20
July 2024 Private Warrants [Member] | Measurement Input Expected Volatility [Member]
Class of Warrant or Right [Line Items]
Dividend rate	1.399
July 2024 Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Dividend rate	0.044
July 2024 Private Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Dividend rate